Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Restricted Net Assets [Line Items]
Restricted net assets	$ 913,017	$ 973,287
Variable interest entities (VIEs) [Member]
Restricted Net Assets [Line Items]
Restricted net assets	609,981	569,475
Wholly owned subsidiaries [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 303,036	$ 403,812